Cost Method Investment (Details) - USD ($)	Dec. 15, 2021	Jun. 30, 2023	Sep. 30, 2022
Cost Method Investment (Details) [Line Items]
Cost method investment amount		$ 6,602,000
Common stock shares issued (in Shares)	20,000,000
Percentage of equity interest rate	5.00%
Fair market value	$ 6,602,000
Shares valued (in Dollars per share)	$ 0.3301	$ 0.08
Nukkleus Inc.[Member]
Cost Method Investment (Details) [Line Items]
Cost method investment amount			$ 6,602,000
Common stock shares issued (in Shares)	20,000,000
Percentage of equity interest rate	5.00%
Fair market value	$ 6,602,000
Shares valued (in Dollars per share)	$ 0.3301